UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Commerce Capital Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004




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ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                              COMMERCE CAPITAL
JULY 31, 2004 (UNAUDITED)                            GOVERNMENT MONEY
                                                     MARKET FUND
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U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.4%
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                                                        FACE        MARKET
                                                       AMOUNT       VALUE
                                                     ---------   -----------
    FFCB
       1.025%  09/10/04 (A)                       $  3,000,000  $  2,996,600
       1.156%, 10/12/04 (A)                          3,000,000     2,993,100
       2.200%, 07/27/05                              5,000,000     5,000,000
    FHLB (A)
       1.152%, 08/06/04                              3,000,000     2,999,521
       1.212%, 08/13/04                              3,000,000     2,998,790
       1.133%, 08/18/04                              3,000,000     2,998,399
       1.323%, 09/03/04                              3,000,000     2,996,370
       1.035%, 09/08/04                              3,000,000     2,996,738
       1.353%, 09/17/04                              3,000,000     2,994,713
       1.045%, 09/24/04                              3,000,000     2,995,320
       1.439%, 09/29/04                              3,000,000     2,992,945
       1.136%, 10/06/04                              3,000,000     2,993,785
       1.481%, 10/15/04                              3,000,000     2,990,781
       1.557%, 11/05/04                              3,000,000     2,987,600
    FHLMC (A)
       1.123%, 08/03/04                              3,000,000     2,999,813
       1.222%, 08/04/04                              3,000,000     2,999,695
       1.123%, 08/10/04                              3,000,000     2,999,160
       1.024%, 08/11/04                              3,000,000     2,999,150
       1.034%, 08/17/04                              3,000,000     2,998,627
       1.301%, 08/24/04                              3,000,000     2,997,508
       1.044%, 08/31/04                              3,000,000     2,997,400
       1.507%, 10/20/04                              6,000,000     5,980,000
       1.576%, 10/26/04                              3,000,000     2,988,748
       1.631%, 12/13/04                              3,000,000     2,981,910
       1.757%, 02/08/05                              3,000,000     2,972,305
    FNMA (A)
       1.034%, 08/02/04                              3,000,000     2,999,914
       1.252%, 08/11/04                              3,000,000     2,998,958
       1.033%, 08/12/04                              3,000,000     2,999,056
       1.014%, 08/19/04                              3,000,000     2,998,485
       1.035%, 09/01/04                              3,000,000     2,997,339
       1.035%, 09/10/04                              3,000,000     2,996,567
       1.363%, 09/14/04                              3,000,000     2,995,013
       1.364%, 09/17/04                              3,000,000     2,994,673
       1.505%, 10/13/04                              3,000,000     2,990,875
       1.508%, 11/08/04                              3,000,000     2,987,625
       1.590%, 12/08/04                              3,000,000     2,983,015
       1.714%, 01/05/05                              3,000,000     2,977,772
       1.765%, 01/12/05                              3,000,000     2,976,097
                                                                 -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $118,744,367)                                       118,744,367
                                                                 -----------




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                       1

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SCHEDULE OF INVESTMENTS                              COMMERCE CAPITAL
JULY 31, 2004 (UNAUDITED)                            GOVERNMENT MONEY
                                                     MARKET FUND
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REPURCHASE AGREEMENTS -- 38.7%
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                                                        FACE        MARKET
                                                       AMOUNT       VALUE
                                                     ---------   -----------
    ABN-AMRO, 1.350%, dated 07/30/04, to be
       repurchased on 08/02/04, repurchase price
       of $42,793,586 (collateralized by U.S.
       Government Obligations, total market value
       $43,645,248)                               $ 42,788,773  $ 42,788,773
    Credit Suisse First Boston, 1.320%, dated
       07/30/04, to be repurchased on 08/02/04,
       repurchase price of $24,705,754
       (collateralized by a U.S. Government
       Obligation, total market value $25,200,895)  24,703,037    24,703,037
    Morgan Stanley, 1.250%, dated 07/30/04, to be
       repurchased on 08/02/04, repurchase price
       of $7,359,072 (collateralized by U.S.
       Government Obligations, total market value
       $7,508,964)                                   7,358,305     7,358,305
                                                                 -----------
    TOTAL REPURCHASE AGREEMENTS
       (Cost $74,850,115)                                         74,850,115
                                                                 -----------
    TOTAL INVESTMENTS -- 100.1%
       (Cost $193,594,482)                                       193,594,482
                                                                 -----------
    OTHER ASSETS AND LIABILITIES -- (0.1)%                          (107,530)
                                                                 -----------
    TOTAL NET ASSETS -- 100.0%                                  $193,486,952
                                                                 ===========

     (A) DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
    FFCB  FEDERAL FARM CREDIT BANK
    FHLB  FEDERAL HOME LOAN BANK
   FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
    FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                       2

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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ----------------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ----------------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ----------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.